UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-9105



                              New World Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2005

                    Date of reporting period: April 30, 2005





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Richard M. Phillips
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                       Four Embarcadero Center, 10th Floor
                             San Francisco, CA 94111
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

NEW WORLD FUND

[photo of a dragon boat in the Huangpu River with the Oriental Pearl TV Tower and the Shanghai International Conference Center Barcelo Hotel in the background]

Semi-annual report for the six months ended April 30, 2005

NEW WORLD FUND(SM) seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2005 (the most recent calendar quarter):



                                                                                            Lifetime
 Class A shares                                          1 year          5 years         (since 6/17/99)

 Reflecting 5.75% maximum sales charge                   +8.18%          +2.80%              +6.57%



The fund's investment advisor is waiving a portion of its management fees. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

Results for other share classes can be found on page 6. Please see the back cover for important information about other share classes.

The return of principal for the bond holdings in New World Fund is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States (especially in developing countries) involves additional risks, such as currency fluctuations, as does investing in smaller companies, as more fully described in the prospectus.

[photo of a dragon boat]

FELLOW SHAREHOLDERS:

Stocks posted solid gains over the past six months on the strength of the global economy and strong consumer demand. Stocks of non-U.S. companies generally fared better than those of domestic companies, and developing markets outpaced their developed counterparts. Developing-country bonds provided more modest gains than did stocks.

INVESTMENT RESULTS

For the semiannual period from November 1, 2004, through April 30, 2005, the value of an investment in New World Fund rose 10.3% if, like most shareholders, you reinvested the dividend of 54.6 cents that was paid in December.

As you can see in the table below, New World Fund continued to outpace its primary benchmark, the Morgan Stanley Capital International (MSCI) All Country World Free Index. For the six-month period, the fund posted better returns than developed-country stocks in general, as measured by the MSCI World Index, but lagged the return from developing-country stocks as measured by the MSCI Emerging Markets Free Index. The fund has bested both developed- and developing-country stocks over its lifetime.

[Begin Sidebar]
Results at a glance
Total returns with all distributions reinvested


                                                                               Six months                Lifetime (annualized)
                                                                           (11/1/04- 4/30/05)               (since 6/17/99)

New World Fund                                                                   +10.31%                         +7.32%
Morgan Stanley Capital International (MSCI)
     All Country World Free Index                                                 +6.34                          +0.40
MSCI World Index                                                                  +5.96                          +0.25
MSCI Emerging Markets Free (EMF) Index                                           +13.63                          +6.90
JP Morgan Emerging Markets Bond Index Plus                                        +3.82                         +13.97


Because New World Fund invests in companies based in both the developed and developing worlds, its most appropriate benchmark is the MSCI All Country World Free Index, which blends the MSCI World and EMF indexes, weighted by market capitalization. The MSCI World Index measures 23 developed country stock markets, while the MSCI EMF Index measures 26 developing country stock markets. New World Fund also invests in developing country government and corporate bonds. The JP Morgan Emerging Markets Bond Index Plus measures total returns for developing country bonds. The indexes are unmanaged and do not reflect the effects of sales charges, commissions or expenses.
[End Sidebar]

[Begin Sidebar]
Where the fund's assets are invested
Geographical distribution of net assets on April 30, 2005

Developed-country equities                         30.2%

     Asia
         South Korea                                5.7%
         Hong Kong                                  2.6
         Japan                                      2.2
         Taiwan                                     2.1
         Singapore                                   .4

     The Americas
         United States                              5.6
         Canada                                      .8

     Europe
         Spain                                      2.2%
         United Kingdom                             2.1
         Austria                                    1.7
         Switzerland                                1.0
         Portugal                                    .7
         Sweden                                      .7
         France                                      .5
         Denmark                                     .5
         Netherlands                                 .5
         Finland                                     .4
         Norway                                      .2
         Germany                                     .2
         Greece                                      .1

Developing-country equities                        44.4

     Asia
         India                                      9.7
         Thailand                                   3.1
         Indonesia                                  3.0
         Philippines                                2.3
         Malaysia                                   1.8
         China                                      1.2

     The Americas
         Brazil                                    10.5
         Mexico                                     5.2
         Panama                                      .4

     Europe
         Hungary                                    3.2
         Poland                                      .7
         Turkey                                      .5
         Czech Republic                              .3
         Croatia                                     .1

     Africa/Middle East
         Israel                                     1.5
         South Africa                                .9

Developed-country bonds                              .3

     The Americas
         United States                               .2

     Europe
         Netherlands                                 .1

Developing-country bonds                           12.1

     Asia
         Philippines                                 .5

     The Americas
         Mexico                                     2.7
         Brazil                                     2.1
         Panama                                     1.1
         Peru                                       1.1
         Argentina                                   .7
         Colombia                                    .6
         Venezuela                                   .1
         Chile                                       .1

     Europe
         Russia                                     2.5
         Turkey                                      .6

Cash & equivalents                                 13.0
Total                                             100.0%
[End Sidebar]

With the goal of reducing volatility while pursuing long-term capital appreciation, New World Fund blends three types of investments -- stocks of multinational companies based in the developed world with significant exposure to the developing world, stocks of companies based in the developing world, and government and corporate bonds of developing-country issuers.

THE INVESTMENT ENVIRONMENT

Calendar year 2004 ended with the pace of global economic growth at its highest rate in more than 25 years. Much of this was due to rapid growth in the developing world, notably in Brazil, India and China. Prices rose for oil and other raw materials as demand remained strong. Record-high oil prices seemed to have little effect on the pace of global economic growth. Interest rates around the world remained low and fairly stable, with the notable exception of the United States, where the Federal Reserve continued its measured pace of rate increases.

With the start of 2005 came signs that global economic growth might be slowing. Inflation quickened its pace in the United States as higher energy prices were passed on to consumers. Growth forecasts for Europe were revised downward as domestic demand weakened. Asian markets were negatively affected by fears that a global slowdown would depress demand for the region's exports.

Rising energy prices and falling growth forecasts have created some concern about the future pace of global economic growth. As investors, however, we are encouraged by the fact that stock valuations around the world remain at attractive levels. Our value-oriented investment strategy relies on buying the stocks of well-managed companies at reasonable prices and holding them for the long-term. Given our long-term outlook, we remain optimistic about prospects for the future.

Developing-country bonds had modest gains for the six months, held back somewhat by the rising interest-rate environment in the United States. Your fund invests in developing-country bonds for their total return potential -- income and price appreciation.

THE FUND'S PORTFOLIO

New World Fund's investment adviser, Capital Research and Management Company, invests with a long-term focus based on thorough research into individual companies. This company-by-company approach helps to achieve both geographic and industry diversification. As of April 30, you were part-owner through the fund of more than 160 companies in 36 countries across a broad range of industries.

Here is a brief look, arranged by the fund's three principal asset classes, at some of the companies and recent developments that have had an impact on your investment.(1)

(1) Stock price changes for non-U.S. fair valued securities reflect market exchange prices translated to U.S. dollars at the beginning and end of the period.

DEVELOPED-COUNTRY EQUITIES

Not surprisingly, given high prices and strong demand, oil and gas companies were among the fund's best holdings. Among our holdings in the sector, U.K.-based "Shell" Transport and Trading returned roughly 14%, while Canada's Nexen and Noble Energy of the United States returned 12.3% and 10.6%, respectively.

Among consumer staples companies, most of our food and beverage holdings also posted gains. PepsiCo and Coca-Cola of the United States gained 12.2% and 6.8%, respectively, although brewer Anheuser-Busch declined 6.2%. European companies were somewhat stronger as a group, with France's Danone (+11.9%), Switzerland's Nestle (+11.4%) and Anglo-Dutch-owned Unilever (+10.8%) each delivering above-average returns. Another Dutch-owned company, Heineken, gained 1.6%.

Financial companies comprised the fund's largest industry concentration over the six-month period. Among holdings in the developed world, Austria's Erste Bank gained 9.5%, while the U.K.'s HSBC declined less than a percent.

Stocks of companies based in the developed world accounted for just over 30% of assets on April 30.

DEVELOPING-COUNTRY EQUITIES

Financial stocks in the developing world were generally much stronger than their developed-world counterparts. Brazil's Banco Itau Holding gained 44.3% and Itausa gained 34.8%. In Eastern Europe, Poland's Bank Zachodni and Hungary's OTP Bank rose 10.6% and 22.6%, respectively. One of our largest holdings, India's Housing Development Finance, gained 19.1%. Another of our financial holdings in India was ICICI Bank, which gained 25.4%. Among financial companies added to the portfolio over the past six months is Mexico's Grupo Financiero Banorte, which is now one of our 10 largest holdings.

With growth forecasts waning across the globe, the major exception was China. The Chinese economy continues to grow at the fastest pace of any country in the world, consuming enormous quantities of oil and other raw materials. Spurred not solely by China's need but by demand around the world, prices remained firm or rose for many raw and finished materials. This helped many of the materials companies in the fund's portfolio. Cement producers in particular posted strong results: India's Associated Cement rose 47.6%, Thailand's Siam City Cement gained 42.7% and Mexico's Cemex rose 24.2%, although another Thai company, Siam Cement, declined 3.6%.

The materials produced by metals and mining companies were also in high demand, spurring Brazil's Cia. Vale do Rio Doce to a 27.3% gain. India's Hindalco returned 5.5%. Oil and gas companies in the developing world also had good gains: Brazil's Petrobras gained 18.1% while Indian gas company GAIL rose 9%.

Developing-country stocks accounted for just over 44% of net assets at the close of the fiscal period.

DEVELOPING-COUNTRY BONDS

As of April 30, New World Fund held just over 12% of assets in developing-country bonds, slightly more than six months ago.

We remain somewhat cautious about developing-country debt, though to be sure, these bonds have provided some of the fund's best returns over its lifetime. Rising interest rates in the United States have enticed some investors away from developing-country bonds, while at the same time heightening awareness that higher interest rates could have an adverse effect on some developing-countries' ability to service their existing debt. The total return potential for developing-country bonds remains highly attractive, however, and we continue to research potential new investments for the fund.

We appreciate your continued support.

Cordially,


/s/ Gina H. Despres                 /s/ Robert W. Lovelace
Gina H. Despres                     Robert W. Lovelace
Chairman of the Board               President

May 23, 2005

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS                                              unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2005
(THE MOST RECENT CALENDAR QUARTER):                                                                              LIFE OF
                                                                             1 YEAR            5 YEARS            CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                          +8.88%           +2.85%            +3.24%(1)
Not reflecting CDSC                                                          +13.88%           +3.20%            +3.42%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                          +12.84%                --           +11.94%(2)
Not reflecting CDSC                                                          +13.84%                --           +11.94%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                         +14.69%                --           +13.02%(4)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                         +8.07%                --           +14.55%(5)
Not reflecting maximum sales charge                                          +14.67%                --           +16.75%(5)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                     +8.65%                --           +15.10%(6)
Not reflecting CDSC                                                          +13.65%                --           +15.82%(6)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                          +12.69%                --           +15.91%(7)
Not reflecting CDSC                                                          +13.69%                --           +15.91%(7)

CLASS 529-E SHARES(3)                                                        +14.30%                --           +14.46%(8)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                         +14.58%                --           +25.03%(9)


The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

(1)  From March 15, 2000, when Class B shares were first sold.

(2)  From March 15, 2001, when Class C shares were first sold.

(3) These shares are sold without any initial or contingent deferred sales charge.

(4)  From March 16, 2001, when Class F shares were first sold.

(5)  From February 19, 2002, when Class 529-A shares were first sold.

(6)  From February 26, 2002, when Class 529-B shares were first sold.

(7)  From February 25, 2002, when Class 529-C shares were first sold.

(8)  From March 22, 2002, when Class 529-E shares were first sold.

(9)  From September 17, 2002, when Class 529-F shares were first sold.




SUMMARY INVESTMENT PORTFOLIO, April 30, 2005                           unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the back cover.

[begin pie chart]
                                                            PERCENT OF
INDUSTRY SECTOR DIVERSIFICATION                             NET ASSETS

Financials                                                    13.30 %
Telecommunication services                                    12.15
Materials                                                      9.07
Consumer staples                                               8.23
Utilities                                                      6.35
Other industries                                              25.48
Bonds & notes                                                 12.42
Cash & equivalents                                            13.00

[end pie chart]



                                                                                                     Shares      Market     Percent
                                                                                                                  value     of net
Common stocks  - 74.37%                                                                                           (000)     assets

Financials  - 13.30%
Housing Development Finance Corp. Ltd.                                                             3,362,960    $ 56,580     1.47%
Grupo Financiero Banorte, SA de CV                                                                 7,348,000      47,452      1.23
National Savings and Commercial Bank Ltd.  (1)                                                     1,421,000      44,188      1.15
Erste Bank der oesterreichischen Sparkassen AG  (1)                                                  856,800      41,868      1.09
Itausa - Investimentos Itau SA, preferred nominative                                              18,086,419      35,207       .91
ICICI Bank Ltd.  (1)                                                                               4,093,900      33,972
ICICI Bank Ltd. (ADR)                                                                                 47,125         852       .90
HSBC Holdings PLC  (1)                                                                             1,631,817      26,219       .68
Banco Itau Holding Financeira SA, preferred nominative                                               145,500      25,444       .66
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                 565,000      18,752
Unibanco-Uniao de Bancos Brasileiros SA, units                                                     1,000,000       6,528       .66
Other securities                                                                                                 175,613      4.55
                                                                                                                 512,675     13.30

Telecommunication services  - 12.15%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B  (1)                     155,438,000      69,658      1.81
Telefonica, SA  (1)                                                                                2,929,149      49,886      1.29
Philippine Long Distance Telephone Co.  (1)                                                        1,912,020      49,322      1.28
Partner Communications Co. Ltd.  (1)  (2)                                                          3,437,000      29,270
Partner Communications Co. Ltd. (ADR)  (2)                                                         1,735,000      14,800      1.14
Maxis Communications Bhd.  (1)                                                                    14,554,300      36,923       .96
Portugal Telecom, SGPS, SA  (1)                                                                    2,368,600      26,123       .68
Other securities                                                                                                 192,240      4.99
                                                                                                                 468,222     12.15

Materials  - 9.07%
INI Steel Co.  (1)                                                                                 1,975,000      31,112       .81
Votorantim Celulose e Papel SA, preferred nominative (ADR)                                         2,790,000      30,662       .80
Cia. Vale do Rio Doce, preferred nominative, Class A                                               1,192,000      27,637       .72
AngloGold Ashanti Ltd.  (1)                                                                          849,785      27,585       .72
Aracruz Celulose SA, Class B, preferred nominative (ADR)                                             808,000      24,806       .64
Other securities                                                                                                 207,663      5.38
                                                                                                                 349,465      9.07

Consumer staples  - 8.23%
Fomento Economico Mexicano, SA de CV (ADR)                                                         1,063,000      54,266      1.41
Avon Products, Inc.                                                                                  706,000      28,296       .73
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR)                                     985,000      26,693       .69
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                         478,000      17,734
Wal-Mart de Mexico, SA de CV, Series V                                                             2,163,900       8,021       .67
Other securities                                                                                                 182,393      4.73
                                                                                                                 317,403      8.23

Utilities  - 6.35%
CPFL Energia SA (ADR)  (2)                                                                         2,395,000      56,163      1.46
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative                                  1,349,200,000      38,915      1.01
National Thermal Power Corp. Ltd.                                                                 14,820,000      28,014       .73
Reliance Energy Ltd.                                                                               2,511,000      27,765       .72
Other securities                                                                                                  93,760      2.43
                                                                                                                 244,617      6.35

Industrials  - 6.13%
Daelim Industrial Co., Ltd.  (1)                                                                   1,355,780      67,282      1.75
Jet Airways (India) Ltd. (2)                                                                       1,239,234      37,751       .98
Other securities                                                                                                 130,946      3.40
                                                                                                                 235,979      6.13

Information technology  - 5.25%
Kingboard Chemical Holdings Ltd.  (1)                                                             18,699,400      56,117      1.46
NHN Corp. (1)  (2)                                                                                   297,482      27,865       .72
Other securities                                                                                                 118,203      3.07
                                                                                                                 202,185      5.25

Energy  - 4.49%
MOL Magyar Olaj- es Gazipari Rt.  (1)                                                                784,000      65,088      1.69
Other securities                                                                                                 107,733      2.80
                                                                                                                 172,821      4.49

Consumer discretionary  - 4.42%
Toyota Motor Corp.  (1)                                                                              668,700      24,597       .64
Honda Motor Co., Ltd.  (1)                                                                           419,000      20,338       .53
Other securities                                                                                                 125,448      3.25
                                                                                                                 170,383      4.42


Health care - 1.80%                                                                                               69,205      1.80


Miscellaneous  -  3.18%
Other common stocks in initial period of acquisition                                                             122,552      3.18


Total common stocks (cost: $2,218,966,000)                                                                     2,865,507     74.37



                                                                                                    Shares        Market     Percent
                                                                                                                   value     of net
Rights & warrants  - 0.05%                                                                                         (000)     assets

Information technology  - 0.05%
Kingboard Chemical Holdings Ltd., warrants, expire 2006  (2)                                       1,869,940       1,559       .04
Other securities                                                                                                     174       .01
                                                                                                                   1,733       .05

Telecommunication services - 0.00%                                                                                     5       .00



Total rights & warrants (cost: $0)                                                                                 1,738       .05



                                                                                            Principal amount      Market     Percent
                                                                                                  (000)            value     of net
 Convertible securities  - 0.16%                                                                                   (000)     assets

Financials - 0.16%                                                                                                 6,012       .16



Total convertible securities (cost: $4,552,000)                                                                    6,012       .16



                                                                                            Principal amount      Market     Percent
                                                                                                  (000)            value     of net
Bonds & notes  - 12.42%                                                                                            (000)     assets

Government and government agency obligations  - 11.83%
United Mexican States Government Global 9.875% 2010                                               $   21,625      25,853
United Mexican States Government 8.00%-9.50% 2013-2023                                           MXP 197,500      14,664
United Mexican States Government Global 3.84%-11.375% 2008-2016 (3)                               $   50,841      58,443      2.57
Russian Federation 8.25% 2010                                                                         49,400      54,157
Russian Federation 5.00% 2030 (3)  (4)                                                                30,813      32,873
Russian Federation 5.00%-8.25% 2010-2030 (3)  (4)                                                      8,648       9,392      2.50
Brazil (Federal Republic of) Global 11.00% 2040                                                       22,025      24,982
Brazil (Federal Republic of) 4.313%-14.50% 2009-2027  (3)  (5)                                        39,489      42,738
Brazilian Treasury Bill 0% 2006                                                           R$              40      13,412      2.11
Panama (Republic of) Global 8.25% 2008                                                            $   26,050      28,329
Panama (Republic of) Global 8.875%-10.75% 2011-2029                                                   13,983      16,533      1.16
Peru (Republic of) 9.125% 2012                                                                        23,100      26,565
Peru (Republic of) 8.375% 2016                                                                        10,300      11,073
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017 (3)                                           5,886       5,592      1.12
Other securities                                                                                                  91,197      2.37
                                                                                                                 455,803     11.83

Other - 0.59%                                                                                                     22,528       .59



Total bonds & notes (cost: $445,390,000)                                                                         478,331     12.42


                                                                                            Principal amount      Market     Percent
                                                                                                  (000)            value     of net
Short-term securities  - 13.06%                                                                                    (000)     assets


Old Line Funding, LLC 2.83%-2.98% due 5/12-6/8/2005 (4)                                               73,238      73,114
Thunder Bay Funding, LLC 2.95% due 5/2/2005 (4)                                                       21,700      21,695      2.46
Freddie Mac 2.66%-2.93% due 5/2-7/1/2005                                                              70,000      69,771      1.81
Sheffield Receivables Corp. 2.82%-2.90% due 5/6-5/17/2005 (4)                                         41,300      41,266      1.07
Amsterdam Funding Corp. 2.93% due 5/23/2005 (4)                                                       36,700      36,631       .95
Toronto-Dominion Bank 2.74% due 5/4/2005                                                              34,200      34,200       .89
BMW U.S. Capital Corp. 2.68% due 5/3/2005 (4)                                                         33,600      33,592       .87
Royal Bank of Scotland PLC 2.92% due 6/7/2005                                                         32,100      32,001       .83
American Honda Finance Corp. 2.97% due 6/13/2005                                                      31,000      30,887       .80
Mont Blanc Capital Corp. 2.87% due 5/16/2005 (4)                                                      29,914      29,876       .77
GlaxoSmithKline Finance PLC 2.835% due 6/3/2005                                                       25,000      24,935       .65
Other securities                                                                                                  75,358      1.96

TOTAL SHORT-TERM SECURITIES (COST: $503,324,000)                                                                 503,326     13.06


TOTAL INVESTMENT SECURITIES (COST: $3,172,232,000)                                                             3,854,914    100.06
OTHER ASSETS LESS LIABILITIES                                                                                     (2,129)     (.06)

NET ASSETS                                                                                                    $3,852,785   100.00%


 "Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

 "Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the Board of Directors. At April 30, 2005, 104 securities, including those included in "Other securities" in the summary investment portfolio (with aggregate value of $1,628,351,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(2)  Security did not produce income during the last 12 months.

(3)  Coupon rate may change periodically.

(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $308,666,000, which represented 8.01% of the net assets of the fund.

(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements




FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES                                                                                        UNAUDITED
at April 30, 2005                                                        (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market (cost: $3,172,232)                                                                       $3,854,914
 Cash denominated in non-U.S. currencies
  (cost: $1,229)                                                                                                               1,268
 Cash                                                                                                                          6,977
 Receivables for:
  Sales of investments                                                                              $9,788
  Sales of fund's shares                                                                            15,799
  Dividends and interest                                                                            14,196                    39,783
                                                                                                                           3,902,942
LIABILITIES:
 Payables for:
  Purchases of investments                                                                          40,610
  Repurchases of fund's shares                                                                       4,365
  Investment advisory services                                                                       1,957
  Services provided by affiliates                                                                    1,734
  Deferred Directors' compensation                                                                     767
  Other fees and expenses                                                                              724                    50,157
NET ASSETS AT APRIL 30, 2005                                                                                              $3,852,785

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                               $3,263,340
 Distributions in excess of net investment income                                                                           (15,323)
 Accumulated net realized loss                                                                                              (77,351)
 Net unrealized appreciation                                                                                                 682,119
NET ASSETS AT APRIL 30, 2005                                                                                              $3,852,785



TOTAL AUTHORIZED CAPITAL STOCK - 200,000 SHARES, $.01 PAR VALUE (119,934 TOTAL SHARES OUTSTANDING)


                                                       NET ASSETS              SHARES OUTSTANDING      NET ASSET VALUE PER SHARE (1)

Class A                                                $3,054,183                    94,900                      $32.18
Class B                                                   123,961                     3,902                       31.77
Class C                                                   163,258                     5,179                       31.52
Class F                                                   234,048                     7,308                       32.02
Class 529-A                                                50,062                     1,560                       32.08
Class 529-B                                                 7,955                       251                       31.67
Class 529-C                                                13,407                       423                       31.69
Class 529-E                                                 2,754                        86                       31.96
Class 529-F                                                 3,072                        96                       32.02
Class R-1                                                   2,372                        75                       31.71
Class R-2                                                  29,498                       931                       31.70
Class R-3                                                  29,627                       925                       32.03
Class R-4                                                   7,870                       244                       32.21
Class R-5                                                 130,718                     4,054                       32.25

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $34.14 and $34.04, respectively.


See Notes to Financial Statements



STATEMENT OF OPERATIONS                                                                                                    UNAUDITED
for the six months ended April 30, 2005                                                                       (dollars in thousands)
INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $4,328)                                                                          $28,806
  Interest                                                                                           18,239                  $47,045

 Fees and expenses:
  Investment advisory services                                                                       11,838
  Distribution services                                                                               5,571
  Transfer agent services                                                                             1,697
  Administrative services                                                                               589
  Reports to shareholders                                                                               195
  Registration statement and prospectus                                                                 299
  Postage, stationery and supplies                                                                      293
  Directors' compensation                                                                               208
  Auditing and legal                                                                                     39
  Custodian                                                                                           1,089
  State and local taxes                                                                                  68
  Other                                                                                                  73
  Total expenses before reimbursements/waivers                                                       21,959
   Reimbursement/waiver of expenses                                                                     746                   21,213
 Net investment income                                                                                                        25,832

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                                        92,614
  Non-U.S. currency transactions                                                                       (817)                  91,797
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                       158,302
  Non-U.S. currency translations                                                                       (132)                 158,170
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                                     249,967
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                        $275,799


See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                                                                            (dollars in thousands)

                                                                                                Six months              Year ended
                                                                                              ended April 30,          October 31,
                                                                                                   2005*                   2004
OPERATIONS:
 Net investment income                                                                            $25,832                 $37,346
 Net realized gain on investments and
  non-U.S. currency transactions                                                                   91,797                 103,824
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                               158,170                 223,009
  Net increase in net assets
   resulting from operations                                                                      275,799                 364,179

DIVIDENDS PAID TO
 SHAREHOLDERS FROM NET INVESTMENT INCOME                                                          (52,049)               (42,150)

CAPITAL SHARE TRANSACTIONS                                                                        896,018                 641,208

TOTAL INCREASE IN NET ASSETS                                                                    1,119,768                 963,237

NET ASSETS:
 Beginning of period                                                                            2,733,017               1,769,780
 End of period (including distributions in excess of net
  investment income and undistributed net investment income:
  $(15,323) and $10,894, respectively)                                                         $3,852,785              $2,733,017

* Unaudited



See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS                                          unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - New World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:



      SHARE CLASS         INITIAL SALES CHARGE      CONTINGENT DEFERRED SALES                   CONVERSION FEATURE
                                                     CHARGE UPON REDEMPTION

  Classes A and 529-A         Up to 5.75%             None (except 1% for                              None
                                                      certain redemptions
                                                       within one year of
                                                      purchase without an
                                                     initial sales charge)


  Classes B and 529-B             None              Declines from 5% to zero for        Classes B and 529-B convert to classes
                                                   redemptions within six years of      A and 529-A, respectively, after eight
                                                              purchase                                   years





        Class C                   None             1% for redemptions within                  Class C converts to Class F
                                                      one year of purchase                          after 10 years


      Class 529-C                 None             1% for redemptions within                            None
                                                      one year of purchase


      Class 529-E                 None                        None                                      None


  Classes F and 529-F             None                        None                                      None


 Classes R-1, R-2, R-3,           None                        None                                      None
      R-4 and R-5



Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

CollegeAmerica is a registered trademark of the Virginia College
Savings Plan.(SM)

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended April 30, 2005, non-U.S. taxes paid on realized gains were $23,000. As of April 30, 2005, non-U.S. taxes provided on unrealized gains were $515,000.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; net capital losses and interest from defaulted securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of April 30, 2005, the cost of investment securities for federal income tax purposes was $3,201,837,000.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):


Undistributed net investment income and currency gains                  $ 14,145
Accumulated short-term capital losses                                  (182,231)
Undistributed long-term capital gains                                    105,781
Gross unrealized appreciation on investment securities                   744,871
Gross unrealized depreciation on investment securities                  (91,794)
Net unrealized appreciation on investment securities                     653,077

Accumulated short-term capital losses above include capital loss carryforwards of $59,130,000, $58,463,000 and $51,492,000 expiring in 2009, 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended April 30, 2005, the fund realized, on a tax basis, a net capital gain of $92,635,000.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):


Share class                Six months ended April 30, 2005            Year ended October 31, 2004
Class A                                           $ 42,710                               $ 36,096
Class B                                              1,140                                  1,014
Class C                                              1,414                                    945
Class F                                              3,321                                  2,050
Class 529-A                                            615                                    338
Class 529-B                                             67                                     49
Class 529-C                                            101                                     81
Class 529-E                                             28                                     17
Class 529-F                                             43                                     25
Class R-1                                               24                                      7
Class R-2                                              259                                    139
Class R-3                                              292                                    148
Class R-4                                               77                                     34
Class R-5                                            1,958                                  1,207
Total                                             $ 52,049                               $ 42,150



4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the period, these fees were based on a declining series of annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.620% on such assets in excess of $2.5 billion. The Board of Directors approved an amended agreement effective March 10, 2005, continuing the series of rates to include additional annual rates of 0.580% on daily net assets in excess of $4 billion but not exceeding $6.5 billion and 0.540% on such assets in excess of $6.5 billion. During the six months ended April 30, 2005, CRMC reduced investment advisory services fees by $701,000. As a result, the fee shown on the accompanying financial statements of $11,838,000, which was equivalent to an annualized rate of 0.701%, was reduced to $11,137,000, or 0.659% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.



         SHARE CLASS                                       CURRENTLY APPROVED LIMITS            PLAN LIMITS


         Class A                                                      0.30%                         0.30%
         Class 529-A                                                  0.30                          0.50
         Classes B and 529-B                                          1.00                          1.00
         Classes C, 529-C and R-1                                     1.00                          1.00
         Class R-2                                                    0.75                          1.00
         Classes 529-E and R-3                                        0.50                          0.75
         Classes F, 529-F and R-4                                     0.25                          0.50


         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the next page.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended April 30, 2005, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. For the six months ended April 30, 2005, the total fees paid by CRMC were $1,000, $41,000, $3,000 for classes R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

         Expenses under the agreements described above for the six months ended April 30, 2005, were as follows (dollars in thousands):


           SHARE CLASS    DISTRIBUTION    TRANSFER AGENT                     ADMINISTRATIVE SERVICES
                            SERVICES         SERVICES

                                                                  CRMC          TRANSFER AGENT      COMMONWEALTH OF
                                                             ADMINISTRATIVE        SERVICES             VIRGINIA
                                                                SERVICES                             ADMINISTRATIVE
                                                                                                        SERVICES


             Class A         $3,803           $1,620         Not applicable     Not applicable       Not applicable


             Class B           545              77           Not applicable     Not applicable       Not applicable


             Class C           665           Included             $100               $22             Not applicable
                                                in
                                          administrative
                                             services


             Class F           261           Included              156                29             Not applicable
                                                in
                                          administrative
                                             services

           Class 529-A          35           Included               31                 4                  $ 21
                                                in
                                          administrative
                                             services

           Class 529-B         34            Included                5                 2                     4
                                                in
                                          administrative
                                             services

           Class 529-C         54            Included                8                 3                     5
                                                in
                                          administrative
                                             services

           Class 529-E          6            Included                2                 - *                   1
                                                in
                                          administrative
           Class 529-F          3            services                2                 - *                   1


            Class R-1          10            Included                2                 1             Not applicable
                                                in
                                          administrative
                                             services

            Class R-2           90           Included               18                73             Not applicable
                                                in
                                          administrative
                                             services


            Class R-3          58            Included               17                19             Not applicable
                                                in
                                          administrative
                                             services

            Class R-4           7            Included                4                 1             Not applicable
                                                in
                                          administrative
                                             services

            Class R-5    Not applicable      Included               56                 2             Not applicable
                                                in
                                          administrative
                                             services

              Total          $5,571           $1,697              $401              $156                   $32



* Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1999, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $208,000, shown on the accompanying financial statements, includes $125,000 in current fees (either paid in cash or deferred) and a net increase of $83,000 in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                 Reinvestments of dividends
Share class                                                        Sales(1)                           and distributions
                                                           Amount             Shares               Amount           Shares
Six months ended April 30, 2005
Class A                                                 $ 791,752             24,378             $ 40,564            1,293
Class B                                                    33,429              1,041                1,100               36
Class C                                                    68,659              2,157                1,353               44
Class F                                                    87,524              2,719                2,906               93
Class 529-A                                                17,146                531                  615               20
Class 529-B                                                 2,068                 65                   67                2
Class 529-C                                                 4,904                153                  101                3
Class 529-E                                                   969                 30                   28                1
Class 529-F                                                   737                 23                   43                1
Class R-1                                                   1,242                 38                   24                1
Class R-2                                                  14,431                452                  258                8
Class R-3                                                  14,244                443                  291                9
Class R-4                                                   5,267                163                   77                2
Class R-5                                                  40,251              1,236                1,837               59
Total net increase
   (decrease)                                          $1,082,623             33,429             $ 49,264            1,572

Year ended October 31, 2004
Class A                                                 $ 625,724             22,400             $ 34,242            1,300
Class B                                                    37,650              1,366                  985               38
Class C                                                    58,556              2,139                  905               35
Class F                                                   105,482              3,817                1,807               69
Class 529-A                                                15,766                568                  338               13
Class 529-B                                                 2,319                 85                   49                2
Class 529-C                                                 3,863                141                   81                3
Class 529-E                                                   796                 29                   17                1
Class 529-F                                                 1,198                 43                   25                1
Class R-1                                                   1,889                 68                    7               -*
Class R-2                                                  12,563                455                  136                5
Class R-3                                                  11,921                424                  146                5
Class R-4                                                   2,965                108                   34                1
Class R-5                                                  38,583              1,380                1,171               44
Total net increase
   (decrease)                                           $ 919,275             33,023             $ 39,943            1,517


Share class                                                         Repurchases(1)                        Net increase
                                                              Amount            Shares               Amount           Shares
Six months ended April 30, 2005
Class A                                                $ (171,026)            (5,301)           $ 661,290           20,370
Class B                                                    (7,069)              (221)              27,460              856
Class C                                                   (10,677)              (338)              59,335            1,863
Class F                                                   (31,810)              (991)              58,620            1,821
Class 529-A                                                  (909)               (28)              16,852              523
Class 529-B                                                   (82)                (3)               2,053               64
Class 529-C                                                  (366)               (11)               4,639              145
Class 529-E                                                   (33)                (1)                 964               30
Class 529-F                                                  (144)                (4)                 636               20
Class R-1                                                    (715)               (21)                 551               18
Class R-2                                                  (4,034)              (126)              10,655              334
Class R-3                                                  (2,524)               (78)              12,011              374
Class R-4                                                  (1,076)               (32)               4,268              133
Class R-5                                                  (5,404)              (166)              36,684            1,129
Total net increase
   (decrease)                                          $ (235,869)            (7,321)           $ 896,018           27,680

Year ended October 31, 2004
Class A                                                $ (246,193)            (8,873)           $ 413,773           14,827
Class B                                                   (11,205)              (408)              27,430              996
Class C                                                   (11,002)              (406)              48,459            1,768
Class F                                                   (32,794)            (1,192)              74,495            2,694
Class 529-A                                                (1,171)               (42)              14,933              539
Class 529-B                                                   (83)                (3)               2,285               84
Class 529-C                                                  (592)               (22)               3,352              122
Class 529-E                                                   (35)                (2)                 778               28
Class 529-F                                                   (89)                (3)               1,134               41
Class R-1                                                    (707)               (26)               1,189               42
Class R-2                                                  (2,803)              (102)               9,896              358
Class R-3                                                  (3,154)              (114)               8,913              315
Class R-4                                                    (600)               (22)               2,399               87
Class R-5                                                  (7,582)              (275)              32,172            1,149
Total net increase
   (decrease)                                          $ (318,010)           (11,490)           $ 641,208           23,050

* Amount less than one thousand.

(1) Includes exchanges between share classes of the fund.



6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,008,106,000 and $443,854,000, respectively, during the six months ended April 30, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended April 30, 2005, the custodian fee of $1,089,000, shown on the accompanying financial statements, includes $11,000 that was offset by this reduction, rather than paid in cash.


Financial highlights (1)


                                                                               Income (loss) from investment operations(2)
                                                                                                        Net
                                                        Net asset                                 gains (losses)
                                                         value,                 Net                on securities         Total from
                                                        beginning           investment            (both realized         investment
                                                        of period             income              and unrealized)        operations
Class A:
 Six months ended 4/30/2005 (5)                          $29.68                $.26                   $2.79                $3.05
 Year ended 10/31/2004                                    25.60                 .47                    4.20                 4.67
 Year ended 10/31/2003                                    18.90                 .39                    6.56                 6.95
 Year ended 10/31/2002                                    19.04                 .34                     .07                  .41
 Year ended 10/31/2001                                    22.81                 .47                   (3.87)               (3.40)
 Year ended 10/31/2000                                    23.67                 .42                   (1.08)                (.66)
Class B:
 Six months ended 4/30/2005 (5)                           29.23                 .14                    2.76                 2.90
 Year ended 10/31/2004                                    25.29                 .25                    4.14                 4.39
 Year ended 10/31/2003                                    18.69                 .22                    6.50                 6.72
 Year ended 10/31/2002                                    18.82                 .16                     .09                  .25
 Year ended 10/31/2001                                    22.71                 .28                   (3.85)               (3.57)
 Period from 3/15/2000 to 10/31/2000                      29.09                 .20                   (6.58)               (6.38)
Class C:
 Six months ended 4/30/2005 (5)                           29.03                 .13                    2.74                 2.87
 Year ended 10/31/2004                                    25.18                 .24                    4.11                 4.35
 Year ended 10/31/2003                                    18.66                 .21                    6.48                 6.69
 Year ended 10/31/2002                                    18.76                 .12                     .12                  .24
 Period from 3/15/2001 to 10/31/2001                      21.44                 .09                   (2.77)               (2.68)
Class F:
 Six months ended 4/30/2005 (5)                           29.54                 .25                    2.78                 3.03
 Year ended 10/31/2004                                    25.52                 .46                    4.17                 4.63
 Year ended 10/31/2003                                    18.88                 .38                    6.54                 6.92
 Year ended 10/31/2002                                    18.98                 .28                     .12                  .40
 Period from 3/16/2001 to 10/31/2001                      21.42                 .21                   (2.65)               (2.44)
Class 529-A:
 Six months ended 4/30/2005 (5)                           29.59                 .25                    2.79                 3.04
 Year ended 10/31/2004                                    25.56                 .46                    4.18                 4.64
 Year ended 10/31/2003                                    18.89                 .40                    6.54                 6.94
 Period from 2/19/2002 to 10/31/2002                      21.19                 .14                   (2.44)               (2.30)
Class 529-B:
 Six months ended 4/30/2005 (5)                           29.15                 .11                    2.75                 2.86
 Year ended 10/31/2004                                    25.25                 .20                    4.14                 4.34
 Year ended 10/31/2003                                    18.79                 .19                    6.48                 6.67
 Period from 2/26/2002 to 10/31/2002                      21.20                 .02                   (2.43)               (2.41)
Class 529-C:
 Six months ended 4/30/2005 (5)                           29.17                 .11                    2.75                 2.86
 Year ended 10/31/2004                                    25.28                 .21                    4.14                 4.35
 Year ended 10/31/2003                                    18.79                 .19                    6.50                 6.69
 Period from 2/25/2002 to 10/31/2002                      21.15                 .04                   (2.40)               (2.36)
Class 529-E:
 Six months ended 4/30/2005 (5)                           29.46                 .20                    2.77                 2.97
 Year ended 10/31/2004                                    25.46                 .36                    4.18                 4.54
 Year ended 10/31/2003                                    18.86                 .31                    6.53                 6.84
 Period from 3/22/2002 to 10/31/2002                      22.57                 .10                   (3.81)               (3.71)
Class 529-F:
 Six months ended 4/30/2005 (5)                           29.53                 .24                    2.78                 3.02
 Year ended 10/31/2004                                    25.54                 .43                    4.18                 4.61
 Year ended 10/31/2003                                    18.90                 .39                    6.52                 6.91
 Period from 9/17/2002 to 10/31/2002                      19.44                  - (8)                 (.54)                (.54)
Class R-1:
 Six months ended 4/30/2005 (5)                           29.22                 .12                    2.76                 2.88
 Year ended 10/31/2004                                    25.33                 .25                    4.14                 4.39
 Year ended 10/31/2003                                    18.85                 .23                    6.50                 6.73
 Period from 6/11/2002 to 10/31/2002                      22.44                 .01                   (3.60)               (3.59)
Class R-2:
 Six months ended 4/30/2005 (5)                           29.21                 .13                    2.76                 2.89
 Year ended 10/31/2004                                    25.34                 .25                    4.14                 4.39
 Year ended 10/31/2003                                    18.86                 .22                    6.51                 6.73
 Period from 6/7/2002 to 10/31/2002                       22.37                (.02)                  (3.49)               (3.51)
Class R-3:
 Six months ended 4/30/2005 (5)                           29.53                 .20                    2.78                 2.98
 Year ended 10/31/2004                                    25.56                 .36                    4.18                 4.54
 Year ended 10/31/2003                                    18.96                 .30                    6.56                 6.86
 Period from 6/6/2002 to 10/31/2002                       22.41                 .03                   (3.48)               (3.45)
Class R-4:
 Six months ended 4/30/2005 (5)                           29.72                 .26                    2.79                 3.05
 Year ended 10/31/2004                                    25.68                 .47                    4.20                 4.67
 Year ended 10/31/2003                                    18.90                 .39                    6.57                 6.96
 Period from 10/7/2002 to 10/31/2002                      18.21                  - (8)                  .69                  .69
Class R-5:
 Six months ended 4/30/2005 (5)                           29.76                 .31                    2.80                 3.11
 Year ended 10/31/2004                                    25.66                 .55                    4.20                 4.75
 Year ended 10/31/2003                                    18.93                 .46                    6.57                 7.03
 Period from 5/15/2002 to 10/31/2002                      23.05                 .12                   (4.24)               (4.12)


                                                        Dividends
                                                        (from net           Net asset                                  Net assets,
                                                       investment           value, end                Total           end of period
                                                         income)             of period               return(3)        (in millions)
Class A:
 Six months ended 4/30/2005 (5)                          $(.55)              $32.18                   10.31%              $3,054
 Year ended 10/31/2004                                    (.59)               29.68                   18.51                2,212
 Year ended 10/31/2003                                    (.25)               25.60                   37.19                1,528
 Year ended 10/31/2002                                    (.55)               18.90                    1.95                1,071
 Year ended 10/31/2001                                    (.37)               19.04                  (15.13)               1,053
 Year ended 10/31/2000                                    (.20)               22.81                   (2.91)               1,279
Class B:
 Six months ended 4/30/2005 (5)                           (.36)               31.77                    9.93                  124
 Year ended 10/31/2004                                    (.45)               29.23                   17.58                   89
 Year ended 10/31/2003                                    (.12)               25.29                   36.12                   52
 Year ended 10/31/2002                                    (.38)               18.69                    1.17                   29
 Year ended 10/31/2001                                    (.32)               18.82                  (15.91)                  20
 Period from 3/15/2000 to 10/31/2000                        -                 22.71                  (21.93)                  16
Class C:
 Six months ended 4/30/2005 (5)                           (.38)               31.52                    9.92                  163
 Year ended 10/31/2004                                    (.50)               29.03                   17.53                   96
 Year ended 10/31/2003                                    (.17)               25.18                   36.10                   39
 Year ended 10/31/2002                                    (.34)               18.66                    1.15                   13
 Period from 3/15/2001 to 10/31/2001                        -                 18.76                  (12.50)                   3
Class F:
 Six months ended 4/30/2005 (5)                           (.55)               32.02                   10.30                  234
 Year ended 10/31/2004                                    (.61)               29.54                   18.44                  162
 Year ended 10/31/2003                                    (.28)               25.52                   37.10                   71
 Year ended 10/31/2002                                    (.50)               18.88                    1.95                   23
 Period from 3/16/2001 to 10/31/2001                        -                 18.98                  (11.39)                   3
Class 529-A:
 Six months ended 4/30/2005 (5)                           (.55)               32.08                   10.31                   50
 Year ended 10/31/2004                                    (.61)               29.59                   18.43                   31
 Year ended 10/31/2003                                    (.27)               25.56                   37.18                   13
 Period from 2/19/2002 to 10/31/2002                        -                 18.89                  (10.85)                   5
Class 529-B:
 Six months ended 4/30/2005 (5)                           (.34)               31.67                    9.83                    8
 Year ended 10/31/2004                                    (.44)               29.15                   17.41                    6
 Year ended 10/31/2003                                    (.21)               25.25                   35.86                    3
 Period from 2/26/2002 to 10/31/2002                        -                 18.79                  (11.37)                   1
Class 529-C:
 Six months ended 4/30/2005 (5)                           (.34)               31.69                    9.82                   13
 Year ended 10/31/2004                                    (.46)               29.17                   17.43                    8
 Year ended 10/31/2003                                    (.20)               25.28                   35.90                    4
 Period from 2/25/2002 to 10/31/2002                        -                 18.79                  (11.16)                   1
Class 529-E:
 Six months ended 4/30/2005 (5)                           (.47)               31.96                   10.10                    3
 Year ended 10/31/2004                                    (.54)               29.46                   18.07                    2
 Year ended 10/31/2003                                    (.24)               25.46                   36.64                    1
 Period from 3/22/2002 to 10/31/2002                        -                 18.86                  (16.44)                   - (7)
Class 529-F:
 Six months ended 4/30/2005 (5)                           (.53)               32.02                   10.27                    3
 Year ended 10/31/2004                                    (.62)               29.53                   18.33                    2
 Year ended 10/31/2003                                    (.27)               25.54                   37.01                    1
 Period from 9/17/2002 to 10/31/2002                        -                 18.90                   (2.78)                   - (7)
Class R-1:
 Six months ended 4/30/2005 (5)                           (.39)               31.71                    9.89%                   2
 Year ended 10/31/2004                                    (.50)               29.22                   17.57                    2
 Year ended 10/31/2003                                    (.25)               25.33                   36.07                    - (7)
 Period from 6/11/2002 to 10/31/2002                        -                 18.85                  (16.00)                   - (7)
Class R-2:
 Six months ended 4/30/2005 (5)                           (.40)               31.70                    9.94                   30
 Year ended 10/31/2004                                    (.52)               29.21                   17.58                   17
 Year ended 10/31/2003                                    (.25)               25.34                   36.09                    6
 Period from 6/7/2002 to 10/31/2002                         -                 18.86                  (15.69)                   1
Class R-3:
 Six months ended 4/30/2005 (5)                           (.48)               32.03                   10.13                   30
 Year ended 10/31/2004                                    (.57)               29.53                   18.03                   16
 Year ended 10/31/2003                                    (.26)               25.56                   36.63                    6
 Period from 6/6/2002 to 10/31/2002                         -                 18.96                  (15.39)                   1
Class R-4:
 Six months ended 4/30/2005 (5)                           (.56)               32.21                   10.33                    8
 Year ended 10/31/2004                                    (.63)               29.72                   18.48                    3
 Year ended 10/31/2003                                    (.18)               25.68                   37.14                    1
 Period from 10/7/2002 to 10/31/2002                        -                 18.90                    3.79                    - (7)
Class R-5:
 Six months ended 4/30/2005 (5)                           (.62)               32.25                   10.51                  131
 Year ended 10/31/2004                                    (.65)               29.76                   18.83                   87
 Year ended 10/31/2003                                    (.30)               25.66                   37.60                   45
 Period from 5/15/2002 to 10/31/2002                        -                 18.93                  (17.87)                  27



                                                      Ratio of expenses                Ratio of expenses
                                                         to average                        to average                     Ratio of
                                                         net assets                        net assets                    net income
                                                   before reimbursements/            after reimbursements/               to average
                                                           waivers                          waivers (4)                  net assets
Class A:
 Six months ended 4/30/2005 (5)                             1.24% (6)                         1.20% (6)                     1.59%(6)
 Year ended 10/31/2004                                      1.23                              1.22                          1.68
 Year ended 10/31/2003                                      1.31                              1.31                          1.86
 Year ended 10/31/2002                                      1.34                              1.34                          1.65
 Year ended 10/31/2001                                      1.29                              1.29                          2.15
 Year ended 10/31/2000                                      1.35                              1.35                          1.61
Class B:
 Six months ended 4/30/2005 (5)                             1.98  (6)                         1.94  (6)                      .85 (6)
 Year ended 10/31/2004                                      2.01                              2.00                           .91
 Year ended 10/31/2003                                      2.10                              2.10                          1.05
 Year ended 10/31/2002                                      2.15                              2.15                           .78
 Year ended 10/31/2001                                      2.13                              2.13                          1.32
 Period from 3/15/2000 to 10/31/2000                        2.03  (6)                         2.03  (6)                      .93 (6)
Class C:
 Six months ended 4/30/2005 (5)                             2.02  (6)                         1.98  (6)                      .83 (6)
 Year ended 10/31/2004                                      2.04                              2.03                           .89
 Year ended 10/31/2003                                      2.12                              2.12                           .99
 Year ended 10/31/2002                                      2.14                              2.14                           .61
 Period from 3/15/2001 to 10/31/2001                        2.19  (6)                         2.19  (6)                      .69 (6)
Class F:
 Six months ended 4/30/2005 (5)                             1.25  (6)                         1.21  (6)                     1.57 (6)
 Year ended 10/31/2004                                      1.27                              1.26                          1.65
 Year ended 10/31/2003                                      1.35                              1.35                          1.77
 Year ended 10/31/2002                                      1.38                              1.38                          1.35
 Period from 3/16/2001 to 10/31/2001                        1.40  (6)                         1.40  (6)                     1.62 (6)
Class 529-A:
 Six months ended 4/30/2005 (5)                             1.28  (6)                         1.24  (6)                     1.56 (6)
 Year ended 10/31/2004                                      1.27                              1.26                          1.65
 Year ended 10/31/2003                                      1.30                              1.30                          1.87
 Period from 2/19/2002 to 10/31/2002                        1.47  (6)                         1.47  (6)                      .99 (6)
Class 529-B:
 Six months ended 4/30/2005 (5)                             2.15  (6)                         2.11  (6)                      .68 (6)
 Year ended 10/31/2004                                      2.17                              2.17                           .74
 Year ended 10/31/2003                                      2.27                              2.27                           .89
 Period from 2/26/2002 to 10/31/2002                        2.25  (6)                         2.25  (6)                      .14 (6)
Class 529-C:
 Six months ended 4/30/2005 (5)                             2.14  (6)                         2.10  (6)                      .70 (6)
 Year ended 10/31/2004                                      2.16                              2.15                           .76
 Year ended 10/31/2003                                      2.24                              2.24                           .90
 Period from 2/25/2002 to 10/31/2002                        2.21  (6)                         2.21  (6)                      .26 (6)
Class 529-E:
 Six months ended 4/30/2005 (5)                             1.61  (6)                         1.57  (6)                     1.24 (6)
 Year ended 10/31/2004                                      1.62                              1.61                          1.31
 Year ended 10/31/2003                                      1.69                              1.69                          1.47
 Period from 3/22/2002 to 10/31/2002                        1.66  (6)                         1.66  (6)                      .78 (6)
Class 529-F:
 Six months ended 4/30/2005 (5)                             1.36  (6)                         1.32  (6)                     1.47 (6)
 Year ended 10/31/2004                                      1.37                              1.36                          1.54
 Year ended 10/31/2003                                      1.43                              1.43                          1.74
 Period from 9/17/2002 to 10/31/2002                         .17                               .17                            -  (9)
Class R-1:
 Six months ended 4/30/2005 (5)                             2.09% (6)                         1.99% (6)                      .77%(6)
 Year ended 10/31/2004                                      2.16                              2.04                           .92
 Year ended 10/31/2003                                      2.84                              2.10                          1.05
 Period from 6/11/2002 to 10/31/2002                        3.49                               .81                           .06
Class R-2:
 Six months ended 4/30/2005 (5)                             2.33  (6)                         1.95  (6)                      .85 (6)
 Year ended 10/31/2004                                      2.57                              2.00                           .91
 Year ended 10/31/2003                                      2.69                              2.06                           .98
 Period from 6/7/2002 to 10/31/2002                         1.04                               .83                          (.11)
Class R-3:
 Six months ended 4/30/2005 (5)                             1.64  (6)                         1.57  (6)                     1.23 (6)
 Year ended 10/31/2004                                      1.70                              1.62                          1.30
 Year ended 10/31/2003                                      1.84                              1.68                          1.37
 Period from 6/6/2002 to 10/31/2002                          .77                               .68                           .13
Class R-4:
 Six months ended 4/30/2005 (5)                             1.26  (6)                         1.22  (6)                     1.60 (6)
 Year ended 10/31/2004                                      1.29                              1.27                          1.66
 Year ended 10/31/2003                                      1.43                              1.33                          1.79
 Period from 10/7/2002 to 10/31/2002                         .13                               .09                            -  (9)
Class R-5:
 Six months ended 4/30/2005 (5)                              .93  (6)                          .89  (6)                     1.90 (6)
 Year ended 10/31/2004                                       .95                               .94                          1.96
 Year ended 10/31/2003                                      1.01                              1.01                          2.15
 Period from 5/15/2002 to 10/31/2002                         .46                               .46                           .62




                                                         Six months ended
                                                         April 30, 2005(5)              Year ended October 31

                                                                               2004     2003     2002     2001   2000

Portfolio turnover rate for all classes of shares               15%             20%      30%      32%      40%    30%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5)  Unaudited.

(6)  Annualized.

(7)  Amount less than $1 million.

(8)  Amount less than one cent.

(9)  Amount less than .01 percent.


See Notes to Financial Statements


EXPENSE EXAMPLE                                                        unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 through April 30, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                Beginning       Ending        Expenses      Annualized
                                                 account       account       paid during    expense ratio
                                                  value         value        period(1)
                                                11/1/2004     4/30/2005


Class A -- actual return                          $1,000.00     $1,103.13        $6.26           1.20%
Class A -- assumed 5% return                       1,000.00      1,018.84         6.01            1.20


Class B -- actual return                           1,000.00      1,099.34        10.10            1.94
Class B -- assumed 5% return                       1,000.00      1,015.17         9.69            1.94


Class C -- actual return                           1,000.00      1,099.17        10.31            1.98
Class C -- assumed 5% return                       1,000.00      1,014.98         9.89            1.98


Class F -- actual return                           1,000.00      1,103.02         6.31            1.21
Class F -- assumed 5% return                       1,000.00      1,018.79         6.06            1.21


Class 529-A -- actual return                       1,000.00      1,103.13         6.47            1.24
Class 529-A -- assumed 5% return                   1,000.00      1,018.65         6.21            1.24


Class 529-B -- actual return                       1,000.00      1,098.25        10.98            2.11
Class 529-B -- assumed 5% return                   1,000.00      1,014.33        10.54            2.11


Class 529-C -- actual return                       1,000.00      1,098.25        10.93            2.10
Class 529-C -- assumed 5% return                   1,000.00      1,014.38        10.49            2.10


Class 529-E -- actual return                       1,000.00      1,101.02         8.18            1.57
Class 529-E -- assumed 5% return                   1,000.00      1,017.01         7.85            1.57


Class 529-F -- actual return                       1,000.00      1,102.67         6.88            1.32
Class 529-F -- assumed 5% return                   1,000.00      1,018.25         6.61            1.32


Class R-1 -- actual return                         1,000.00      1,098.94        10.36            1.99
Class R-1 -- assumed 5% return                     1,000.00      1,014.93         9.94            1.99


Class R-2 -- actual return                         1,000.00      1,099.39        10.15            1.95
Class R-2 -- assumed 5% return                     1,000.00      1,015.12         9.74            1.95


Class R-3 -- actual return                         1,000.00      1,101.29         8.18            1.57
Class R-3 -- assumed 5% return                     1,000.00      1,017.01         7.85            1.57


Class R-4 -- actual return                         1,000.00      1,103.26         6.36            1.22
Class R-4 -- assumed 5% return                     1,000.00      1,018.74         6.11            1.22


Class R-5 -- actual return                         1,000.00      1,105.11         4.65             .89
Class R-5 -- assumed 5% return                     1,000.00      1,020.38         4.46             .89


(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).


APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT

The fund's Board of Directors has approved the renewal of the fund's Investment Advisory and Service Agreement (the "agreement") with Capital Research and Management Company ("CRMC") for an additional one-year term through December 31, 2005, following the recommendation of the fund's Contracts Committee (the "Committee"), composed of all of the fund's independent Directors. The information, material factors and the conclusions that formed the basis for the Committee's recommendation and the Board's subsequent approval are described below.

1. INFORMATION RECEIVED

Materials reviewed

During the course of each year, the independent Directors receive a wide variety of materials relating to the services provided by CRMC, including reports on the fund's investment performance; portfolio composition; portfolio trading practices; distribution, sales, redemptions and shareholder services; and other information relating to the nature, extent and quality of the services provided by CRMC to the fund. In addition, supplementary information requested and reviewed by the Committee included extensive materials regarding the investment performance of the fund and CRMC, advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients), financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process

The Committee received assistance and advice regarding legal and industry standards from independent counsel to the independent Directors. The Committee discussed the renewal of the agreement with CRMC representatives and in a private session with independent legal counsel at which no representatives of CRMC were present. In deciding to recommend renewal, the Committee did not identify any particular information or any single factor that was controlling. This summary describes the most important factors, but not all of the matters considered.

2. NATURE, EXTENT AND QUALITY OF SERVICES

CRMC, its personnel and its resources

The Board and the Committee considered the depth and quality of CRMC's investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under its management. The Board and the Committee considered that CRMC made available to its investment professionals a variety of information technology tools and systems relating to investment management, compliance, trading, performance and portfolio accounting.
They considered CRMC's commitment to investing in information technology supporting investment management and compliance. The Board and the Committee also considered CRMC's continuing need to attract and retain qualified personnel and to maintain and enhance its information technology tools and systems.

Other services

The Board and the Committee considered CRMC's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Directors informed; and its attention to matters that may involve conflicts of interest with the fund. The Board and the Committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, fund accounting and fund treasury functions. The Board and the Committee further considered CRMC's supervision of the fund's third-party service providers, especially the fund's custodians and sub-custodians.

The Board and the Committee concluded that the nature, extent and quality of the services provided by CRMC has benefited and will continue to benefit the fund and its shareholders.

3. INVESTMENT PERFORMANCE

The Board and the Committee considered whether the fund operated within its investment objective and its record of compliance with its investment restrictions. The Board and the Committee reviewed the investment performance of the fund and compared that performance to that of the MSCI All Country World Free Index and selected comparable funds included in that index. The Board and the Committee noted that the fund's investment results surpassed those of the index for the year ending October 31, 2004, and for the three-year and five-year periods ending on that date; however, the fund's results slightly lagged the median of the selected funds. The Board and the Committee also noted that CRMC provides monthly updates on fund performance and the resources committed to that performance. The Board and the Committee concluded that CRMC's performance record in managing the fund indicates that its continued management will benefit the fund and its shareholders.

4. ADVISORY FEES AND TOTAL EXPENSES

The Board and the Committee compared the advisory fees and total expenses of the fund (as a percentage of average net assets) with the average fees and expenses of the funds in the index and those of the selected group of funds referred to above. The Board and the Committee observed that the fund's advisory fees and total expenses were lower than the median fees and expenses of the funds in both the index and the selected funds. The Board and the Committee also noted that its advisory fees had been reduced during 2004 as a result of a 5% voluntary fee waiver. The Board and the Committee concluded that the relatively low level of the fees charged by CRMC will benefit the fund and its shareholders.

The Board and the Committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. The Board and the Committee concluded that, although the fees paid by those clients generally were lower than those paid by the American Funds, the differences appropriately reflected CRMC's significantly greater responsibilities and broader scope of services regarding the American Funds, and the more extensive regulatory regime applicable to mutual funds.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board and the Committee reviewed information regarding CRMC's costs of providing services to the American Funds, and also reviewed the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Committee noted that they had also received information during the past year regarding the structure and manner in which CRMC's employees were compensated and the relationship of such compensation to the attraction and retention of quality personnel. The Board and the Committee considered CRMC's need to invest in technology, infrastructure and staff to offer new features and services and to accommodate changing regulatory requirements. The Board and the Committee noted that CRMC's level of profits had not increased over the past three years and that its profit levels would be reduced during the coming year as a result of CRMC's voluntary fee waiver. The Board and the Committee considered that breakpoints in the fund's advisory fee structure provide for fee reductions as fund assets increase, reflecting economies of scale in the cost of operations that are shared with investors. The Board and the Committee concluded that CRMC's cost structure was reasonable and that CRMC was sharing economies of scale with the fund and its shareholders, to their benefit.

6. ANCILLARY BENEFITS

The Board and the Committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with the fund and the other American Funds, including: fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the fund's principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliate. The Board and the Committee reviewed CRMC's portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. CONCLUSIONS

Based on their review, the Board and the Committee concluded that the nature, extent and quality of the services being provided to the fund by CRMC continued to be excellent, and that each of the factors referred to above favored renewal of the agreement. Based on their review, the Board and the Committee concluded that the fund's advisory fee is reasonable, both absolutely and in comparison with those of other similar mutual funds; that the fund and its shareholders have received reasonable value in return for those fees; and that renewal of the agreement is in the best interest of the fund and its shareholders.


RESULTS OF MEETING OF SHAREHOLDERS held March 9, 2005 (unaudited)

Shares outstanding (all classes) on record date (December 21, 2004)                              99,344,447
Total shares voting on March 9, 2005                                                             70,136,747  (70.6%)


PROPOSAL 1: ELECTION OF DIRECTORS

                                                                Percent                                         Percent
                                                               of shares                                       of shares
Director                                   Votes for           voting for             Votes withheld            withheld

Elisabeth Allison                          69,634,973              99                     501,774                 1
Vanessa C.L. Chang                         69,604,214              99                     532,533                 1
Gina H. Despres                            69,623,568              99                     513,179                 1
Robert A. Fox                              69,610,371              99                     526,376                 1
Jae H. Hyun                                69,588,507              99                     548,240                 1
Koichi Itoh                                69,621,863              99                     514,884                 1
William H. Kling                           69,615,003              99                     521,744                 1
Robert W. Lovelace                         69,639,791              99                     496,956                 1
John G. McDonald                           69,571,937              99                     564,810                 1
William I. Miller                          69,651,512              99                     485,235                 1
Alessandro Ovi                             69,623,704              99                     513,043                 1
Kirk P. Pendleton                          69,636,813              99                     499,934                 1
Rozanne L. Ridgway                         69,539,188              99                     597,559                 1


PROPOSAL 2: RATIFICATION OF INDEPENDENT PUBLIC ACCOUNTANTS

                      Percent                                       Percent                                    Percent
                     of shares                                     of shares                                  of shares
Votes for           voting for           Votes against          voting against          Abstentions          abstaining

69,301,837             98.8%                309,583                  0.4%                 525,327                0.8%


OFFICES

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER
ACCOUNTS
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Kirkpatrick & Lockhart
Nicholson Graham LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

There are several ways to invest in New World Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.74 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.78 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.01 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS.
The fund's proxy voting record for the 12 months ended June 30, 2004, is also available on the SEC and American Funds websites.

A complete April 30, 2005, portfolio of New World Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

New World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of New World Fund but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-936-0605P

Litho in USA KBD/CG/8093-S1945

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]


NEW WORLD FUND
INVESTMENT PORTFOLIO



April 30, 2005
                                                                                                                           unaudited

                                                                                                                        Market value
Common stocks -- 74.37%                                                                               Shares                   (000)

FINANCIALS -- 13.30%
Housing Development Finance Corp. Ltd.                                                             3,362,960               $  56,580
Grupo Financiero Banorte, SA de CV                                                                 7,348,000                  47,452
National Savings and Commercial Bank Ltd.(1)                                                       1,421,000                  44,188
Erste Bank der oesterreichischen Sparkassen AG(1)                                                    856,800                  41,868
Itausa - Investimentos Itau SA, preferred nominative                                              18,086,419                  35,207
ICICI Bank Ltd.(1)                                                                                 4,093,900                  33,972
ICICI Bank Ltd. (ADR)                                                                                 47,125                     852
HSBC Holdings PLC(1)                                                                               1,631,817                  26,219
Banco Itau Holding Financeira SA, preferred nominative                                               145,500                  25,444
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                 565,000                  18,752
Unibanco-Uniao de Bancos Brasileiros SA, units                                                     1,000,000                   6,528
Banco Santander Central Hispano, SA(1)                                                             2,016,244                  23,659
Malayan Banking Bhd.(1)                                                                            5,731,800                  17,590
PT Bank Mandiri (Persero) Tbk.(1)                                                                 88,400,000                  14,986
Siam City Bank PCL, nonvoting depositary receipt(1)                                               23,590,000                  14,190
SM Prime Holdings, Inc.                                                                           98,000,000                  13,430
American International Group, Inc.                                                                   250,000                  12,712
Bank Zachodni WBK SA(1)                                                                              426,744                  11,924
PT Bank Rakyat Indonesia(1)                                                                       41,221,800                  11,594
Yapi Kredi Bank(1,2)                                                                               2,771,400                  10,254
Bank Polska Kasa Opieki SA(1,2)                                                                      249,000                   9,875
Bank of the Philippine Islands(1)                                                                  9,710,460                   8,667
HDFC Bank Ltd.(1)                                                                                    523,300                   6,676
Citigroup Inc.                                                                                       135,000                   6,340
Daegu Bank, Ltd.(1)                                                                                  725,000                   5,490
Kookmin Bank(1)                                                                                      121,000                   5,153
United Overseas Bank Ltd.(1)                                                                         350,000                   3,073
                                                                                                                             512,675

TELECOMMUNICATION SERVICES -- 12.15%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(1)                       155,438,000                  69,658
Telefonica, SA(1)                                                                                  2,929,149                  49,886
Philippine Long Distance Telephone Co.(1)                                                          1,912,020                  49,322
Partner Communications Co. Ltd.(1,2)                                                               3,437,000                  29,270
Partner Communications Co. Ltd. (ADR)(2)                                                           1,735,000                  14,800
Maxis Communications Bhd.(1)                                                                      14,554,300                  36,923
Portugal Telecom, SGPS, SA(1)                                                                      2,368,600                  26,123
TIM Participacoes SA, preferred nominative (ADR)                                                   1,448,228                  21,723
Advanced Info Service PCL(1)                                                                       8,641,500                  20,957
Bharti Tele-Ventures Ltd.(1,2)                                                                     4,280,000                  20,306
Telekom Austria AG(1)                                                                                935,000                  18,058
America Movil SA de CV, Series L (ADR)                                                               355,500                  17,651
Celular CRT SA, Class A, preferred nominative                                                     66,015,000                  12,746
Celular CRT SA, ordinary nominative                                                                  499,659                      77
CESKY TELECOM, AS                                                                                    654,900                  12,278
KT Corp. (ADR)                                                                                       579,680                  11,704
KT Corp.(1)                                                                                            6,160                     235
China Unicom Ltd.(1)                                                                              13,991,300                  11,379
Tele Norte Leste Participacoes SA, preferred nominative                                              686,800                  10,203
China Mobile (Hong Kong) Ltd.(1)                                                                   2,919,800                  10,186
Telenor ASA(1)                                                                                     1,000,500                   8,316
Magyar Tavkozlesi Rt. (ADR)                                                                          325,000                   7,150
Telefonos de Mexico, SA de CV, Class L (ADR)                                                         100,000                   3,390
GLOBE TELECOM, Inc.(1)                                                                               223,993                   3,369
PT Indosat Tbk (ADR)                                                                                 111,500                   2,512
                                                                                                                             468,222

MATERIALS -- 9.07%
Cia. Vale do Rio Doce, preferred nominative, Class A                                               1,192,000                  27,637
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                     325,400                   8,770
INI Steel Co.(1)                                                                                   1,975,000                  31,112
Votorantim Celulose e Papel SA, preferred nominative (ADR)                                         2,790,000                  30,662
AngloGold Ashanti Ltd.(1)                                                                            849,785                  27,585
Aracruz Celulose SA, Class B, preferred nominative (ADR)                                             808,000                  24,806
Hindalco Industries Ltd.(1)                                                                          840,000                  23,201
Siam Cement PCL(1)                                                                                 3,520,000                  21,168
Associated Cement Companies Ltd.(1)                                                                2,500,000                  20,865
Banpu PCL(1)                                                                                       4,486,400                  18,583
Banpu PCL, nonvoting depositary receipt(1)                                                           134,900                     559
Ivanhoe Mines Ltd.(2)                                                                              2,660,000                  18,295
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                    483,449                  17,404
Siam City Cement PCL(1)                                                                            1,874,600                  13,296
Phelps Dodge Corp.                                                                                   137,000                  11,761
Hanil Cement Co., Ltd.                                                                               181,500                  10,286
Asian Paints (India) Ltd.(1)                                                                       1,063,255                   9,120
BHP Billiton PLC(1)                                                                                  682,288                   8,390
Harmony Gold Mining Co. Ltd.(1)                                                                      995,000                   6,421
Formosa Plastics Corp.(1)                                                                          3,229,200                   5,587
Hyosung Corp.(1)                                                                                     498,768                   5,363
Holcim Ltd.(1)                                                                                        81,142                   4,950
Anglo American PLC(1)                                                                                163,941                   3,644
                                                                                                                             349,465

CONSUMER STAPLES -- 8.23%
Fomento Economico Mexicano, SA de CV (ADR)                                                         1,063,000                  54,266
Avon Products, Inc.                                                                                  706,000                  28,296
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR)                                     985,000                  26,693
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                         478,000                  17,734
Wal-Mart de Mexico, SA de CV, Series V                                                             2,163,900                   8,021
Tesco PLC(1)                                                                                       4,085,000                  24,211
PepsiCo, Inc.                                                                                        361,000                  20,086
Nestle SA(1)                                                                                          64,900                  17,137
Anheuser-Busch Companies, Inc.                                                                       280,000                  13,124
Nestle India Ltd.(1)                                                                                 853,450                  13,116
Oriflame Cosmetics SA (SDR)(1,2)                                                                     575,200                  12,386
Hindustan Lever Ltd.(1)                                                                            3,815,323                  12,099
Groupe Danone(1)                                                                                     128,800                  12,094
Coca-Cola Co.                                                                                        261,700                  11,368
Migros Turk TAS(1)                                                                                 1,200,956                   8,232
Unilever NV(1)                                                                                       119,500                   7,718
Unilever PLC(1)                                                                                      799,034                   7,642
Controladora Comercial Mexicana, SA de CV, units                                                   5,920,000                   6,199
Coca-Cola FEMSA, SA de CV, Series L                                                                2,065,000                   4,818
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                   1,450,000                   4,128
Coca-Cola HBC SA(1)                                                                                  150,000                   4,035
Heineken NV(1)                                                                                       125,000                   4,000
                                                                                                                             317,403

UTILITIES -- 6.35%
CPFL Energia SA (ADR)(2)                                                                           2,395,000                  56,163
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative                                  1,349,200,000                  38,915
National Thermal Power Corp. Ltd.                                                                 14,820,000                  28,014
Reliance Energy Ltd.                                                                               2,511,000                  27,765
GAIL (India) Ltd.                                                                                  4,299,062                  20,170
Perusahaan Gas Negara (Persero) Tbk.                                                              55,260,000                  15,045
Electricity Generating PCL, nonvoting depositary receipts(1)                                       7,290,000                  14,237
Cheung Kong Infrastructure Holdings Ltd.(1)                                                        4,300,000                  13,642
AES Corp.(2)                                                                                         700,000                  11,256
Tenaga Nasional Bhd.(1)                                                                            3,550,000                   9,962
Gas Natural SDG, SA(1)                                                                               330,000                   9,448
                                                                                                                             244,617

INDUSTRIALS -- 6.13%
Daelim Industrial Co., Ltd.(1)                                                                     1,355,780                  67,282
Jet Airways (India) Ltd.(2)                                                                        1,239,234                  37,751
Bharat Heavy Electricals Ltd.(1)                                                                   1,150,000                  21,091
3M Co.                                                                                               267,000                  20,417
Hyundai Development Co.(1)                                                                           887,000                  17,679
Metso Oyj(1)                                                                                         770,000                  13,991
International Container Terminal Services, Inc.(1,2)                                              88,828,000                  12,080
Sandvik AB(1)                                                                                        300,000                  11,827
Laureate Education, Inc.(2)                                                                          265,000                  11,771
Asahi Glass Co., Ltd.(1)                                                                             900,000                  10,094
AGCO Corp.(2)                                                                                        475,000                   8,170
Hi-P International Ltd.(1)                                                                         4,664,000                   3,826
                                                                                                                             235,979

INFORMATION TECHNOLOGY -- 5.25%
Kingboard Chemical Holdings Ltd.(1)                                                               18,699,400                  56,117
NHN Corp.(1,2)                                                                                       297,482                  27,865
Mediatek Incorporation(1)                                                                          2,687,797                  20,405
Hon Hai Precision Industry Co., Ltd.(1)                                                            3,635,836                  17,397
SINA Corp.(2)                                                                                        535,000                  14,696
Uniden Corp.(1)                                                                                      680,000                  13,683
Optimax Technology Corp.(1)                                                                        4,370,000                  12,739
Venture Corp. Ltd.(1)                                                                              1,151,800                   9,846
Sunplus Technology Co., Ltd.(1)                                                                    3,960,000                   5,277
QUALCOMM Inc.(2)                                                                                     150,000                   5,233
Samsung SDI Co., Ltd.(1)                                                                              51,800                   5,082
NetEase.com, Inc. (ADR)(2)                                                                            80,000                   3,951
Samsung Electronics Co., Ltd.(1)                                                                       7,500                   3,405
Sohu.com Inc.(2)                                                                                     180,000                   3,087
Sabre Holdings Corp., Class A                                                                        103,798                   2,030
KEC Corp.(1)                                                                                         750,000                   1,372
                                                                                                                             202,185

ENERGY -- 4.49%
MOL Magyar Olaj- es Gazipari Rt.(1)                                                                  784,000                  65,088
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                        586,500                  24,592
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                       281,892                  10,360
FMC Technologies, Inc.(2)                                                                            571,700                  17,340
Harvest Natural Resources, Inc.(2)                                                                 1,434,000                  15,473
Nexen Inc.                                                                                           239,897                  11,466
Oil & Natural Gas Corp. Ltd.(1)                                                                      607,533                  11,288
Noble Energy, Inc.                                                                                   150,000                   9,618
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                    90,000                   4,848
China Oilfield Services Ltd., Class H(1)                                                           8,184,700                   2,748
                                                                                                                             172,821

CONSUMER DISCRETIONARY -- 4.42%
Toyota Motor Corp.(1)                                                                                668,700                  24,597
Honda Motor Co., Ltd.(1)                                                                             419,000                  20,338
Grupo Televisa, SA, ordinary participation certificates (ADR)                                        310,000                  17,416
BEC World PCL(1)                                                                                  45,200,000                  15,932
LG Electronics Inc.(1)                                                                               178,630                  11,989
Li & Fung Ltd.(1)                                                                                  5,895,000                  11,361
Cheng Shin Rubber (Xiamen) Ind., Ltd.(1)                                                           9,864,760                  11,282
Makita Corp.(1)                                                                                      535,000                  10,249
Kuoni Reisen Holding AG, Class B                                                                      21,150                   8,266
Koninklijke Philips Electronics NV(1)                                                                290,000                   7,192
Cheil Industries Inc.(1)                                                                             400,000                   6,863
Astro All Asia Networks PLC(1,2)                                                                   4,788,500                   6,548
Nien Hsing Textile Co., Ltd.(1)                                                                    7,000,000                   6,293
Maruti Udyog Ltd.(1)                                                                                 615,000                   5,802
Suzuki Motor Corp.(1)                                                                                270,000                   4,652
Kia Motors Corp.(1)                                                                                  120,000                   1,496
Antena 3 Television, SA(1)                                                                             5,344                     107
                                                                                                                             170,383

HEALTH CARE -- 1.80%
Novo Nordisk A/S, Class B(1)                                                                         391,300                  19,940
Ranbaxy Laboratories Ltd.(1)                                                                         680,000                  14,381
Gedeon Richter Ltd.(1)                                                                                65,500                   8,040
AstraZeneca PLC(1)                                                                                   172,700                   7,594
Teva Pharmaceutical Industries Ltd. (ADR)                                                            240,000                   7,498
Dr. Reddy's Laboratories Ltd.(1)                                                                     400,000                   5,900
PLIVA d.d. (GDR)(1)                                                                                  404,000                   4,446
Lumenis Ltd.(2)                                                                                      820,000                   1,406
                                                                                                                              69,205

MISCELLANEOUS -- 3.18%
Other common stocks in initial period of acquisition                                                                         122,552


Total common stocks (cost: $2,218,966,000)                                                                                 2,865,507


                                                                                                                           unaudited

                                                                                                                        Market value
Rights & warrants -- 0.05%                                                                            Shares                   (000)


INFORMATION TECHNOLOGY -- 0.05%
Kingboard Chemical Holdings Ltd., warrants, expire 2006(2)                                         1,869,940                $  1,559
Optimax Technology Corp. rights, expire 2005(1,2)                                                    314,071                     174
                                                                                                                               1,733

TELECOMMUNICATION SERVICES -- 0.00%
Tele Norte Leste Participacoes SA, rights, expire 2005(2)                                              7,105                       5


Total rights & warrants (cost: $0)                                                                                             1,738



                                                                                            Principal amount
Convertible securities -- 0.16%                                                                        (000)


FINANCIALS -- 0.16%
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 2009(2)                              KRW5,400,000                   6,012


Total convertible securities (cost: $4,552,000)                                                                                6,012




Bonds & notes -- 12.42%


GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 11.83%
United Mexican States Government Global 8.625% 2008                                                 $  5,471                   6,051
United Mexican States Government Global 3.84% 2009(3)                                                 18,750                  18,998
United Mexican States Government Global 10.375% 2009                                                   4,500                   5,335
United Mexican States Government Global 9.875% 2010                                                   21,625                  25,853
United Mexican States Government Global 6.375% 2013                                                   10,000                  10,455
United Mexican States Government, Series MI10, 8.00% 2013                                          MXP79,115                   6,171
United Mexican States Government, Series MI10, 9.50% 2014                                             19,500                   1,657
United Mexican States Government Global 11.375% 2016                                                 $12,120                  17,604
United Mexican States Government, Series M20, 8.00% 2023                                           MXP98,885                   6,836
Russian Federation 8.25% 2010                                                                        $49,400                  54,157
Russian Federation 8.25% 2010(4)                                                                       5,648                   6,191
Russian Federation 5.00% 2030(3,4)                                                                    30,813                  32,873
Russian Federation 5.00% 2030(3)                                                                       3,000                   3,201
Brazilian Treasury Bill 0% 2006                                                                         R$40                  13,412
Brazil (Federal Republic of) 4.313% 2009(3)                                                         $  3,219                   3,166
Brazil (Federal Republic of) 14.50% 2009                                                               4,625                   5,920
Brazil (Federal Republic of) Global 9.25% 2010                                                        12,600                  13,639
Brazil (Federal Republic of) Bearer 8.00% 2014(5)                                                      7,045                   7,023
Brazil (Federal Republic of) Global 10.125% 2027                                                      12,000                  12,990
Brazil (Federal Republic of) Global 11.00% 2040                                                       22,025                  24,982
Panama (Republic of) Global 8.25% 2008                                                                26,050                  28,329
Panama (Republic of) Global 9.625% 2011                                                                  485                     571
Panama (Republic of) 9.375% 2012                                                                         447                     525
Panama (Republic of) Global 10.75% 2020                                                                   80                     104
Panama (Republic of) Global 9.375% 2023                                                                6,336                   7,476
Panama (Republic of) Global 8.875% 2027                                                                  100                     113
Panama (Republic of) Global 9.375% 2029                                                                6,535                   7,744
Peru (Republic of) 9.125% 2012                                                                        23,100                  26,565
Peru (Republic of) 8.375% 2016                                                                        10,300                  11,073
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(3)                                            5,886                   5,592
Argentina (Republic of) 3.01% 2012(3)                                                                 11,925                   9,910
Argentina (Republic of) 5.83% 2033(5)                                                              ARP36,444                  11,470
Argentina (Republic of) 0.63% 2038(3)                                                                 53,268                   6,398
Turkey (Republic of) Treasury Bill 0% 2005                                                          TRY5,000                   3,438
Turkey (Republic of) 20.00% 2007                                                                       3,705                   2,763
Turkey (Republic of) 15.00% 2010                                                                       5,700                   3,897
Turkey (Republic of) 11.875% 2030                                                                   $  8,900                  11,704
Colombia (Republic of) Global 10.00% 2012                                                             11,775                  12,941
Colombia (Republic of) Global 10.75% 2013                                                              7,640                   8,698
Philippines (Republic of) 8.875% 2008                                                                  4,740                   5,107
Philippines (Republic of) 8.375% 2009                                                                  8,335                   8,783
Philippines (Republic of) Global 10.625% 2025                                                          4,250                   4,606
Venezuela (Republic of) 9.25% 2027                                                                     1,500                   1,482
                                                                                                                             455,803

UTILITIES -- 0.20%
Enersis SA 7.375% 2014                                                                                 4,550                   4,804
AES Gener SA 7.50% 2014                                                                                3,000                   2,959
                                                                                                                               7,763

ENERGY -- 0.13%
Pemex Project Funding Master Trust 8.00% 2011                                                          2,300                   2,566
Petrozuata Finance, Inc., Series B, 8.22% 2017(4,6)                                                    2,250                   2,138
Petrozuata Finance, Inc., Series B, 8.22% 2017(6)                                                        250                     238
                                                                                                                               4,942

INDUSTRIALS -- 0.10%
TFM, SA de CV 9.375% 2012(4)                                                                           3,700                   3,737
                                                                                                                               3,737

MATERIALS -- 0.09%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                       3,000                   3,300
                                                                                                                               3,300

TELECOMMUNICATION SERVICES -- 0.07%
Cellco Finance NV 12.75% 2005                                                                          2,725                   2,786
                                                                                                                               2,786

Total bonds & notes (cost: $445,390,000)                                                                                     478,331


                                                                                                                     unaudited

                                                                                            Principal amount            Market value
Short-term securities -- 13.06%                                                                        (000)                   (000)


Old Line Funding, LLC 2.83%-2.98% due 5/12-6/8/2005(4)                                               $73,238            $     73,114
Thunder Bay Funding, LLC 2.95% due 5/2/2005(4)                                                        21,700                  21,695
Freddie Mac 2.66%-2.93% due 5/2-7/1/2005                                                              70,000                  69,771
Sheffield Receivables Corp. 2.82%-2.90% due 5/6-5/17/2005(4)                                          41,300                  41,266
Amsterdam Funding Corp. 2.93% due 5/23/2005(4)                                                        36,700                  36,631
Toronto-Dominion Bank 2.74% due 5/4/2005                                                              34,200                  34,200
BMW U.S. Capital Corp. 2.68% due 5/3/2005(4)                                                          33,600                  33,592
Royal Bank of Scotland PLC 2.92% due 6/7/2005                                                         32,100                  32,001
American Honda Finance Corp. 2.97% due 6/13/2005                                                      31,000                  30,887
Mont Blanc Capital Corp. 2.87% due 5/16/2005(4)                                                       29,914                  29,876
GlaxoSmithKline Finance PLC 2.835% due 6/3/2005                                                       25,000                  24,935
Dexia Delaware LLC 2.99% due 6/22/2005                                                                19,200                  19,115
Statoil ASA 2.82% due 5/12/2005(4)                                                                    18,000                  17,983
Canadian Imperial Bank of Commerce 2.91% due 6/1/2005                                                 16,000                  16,000
U.S. Treasury Bills 2.574%-2.60% due 5/12/2005                                                        12,700                  12,690
Nestle Capital Corp. 3.00% due 6/6/2005(4,7)                                                           9,600                   9,570


TOTAL SHORT-TERM SECURITIES (COST: $503,324,000)                                                                             503,326

TOTAL INVESTMENT SECURITIES (COST: $3,172,232,000)                                                                         3,854,914
OTHER ASSETS LESS LIABILITIES                                                                                                (2,129)

NET ASSETS                                                                                                                $3,852,785


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

     (1) Valued under fair value procedures adopted by authority of the Board of Directors. At April 30, 2005, 104 of the securities listed above (with aggregate value of $1,628,351,000) were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

     (2)  Security did not produce income during the last 12 months.

     (3)  Coupon rate may change periodically.

     (4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $308,666,000 which represented 8.01% of the net assets of the fund.

     (5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

     (6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

     (7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.



ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ``interested persons'' of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Nominating Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.


By /s/ Robert W. Lovelace
-------------------------------------
Robert W. Lovelace, President and PEO

Date: July 8, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Robert W. Lovelace
-------------------------------------
Robert W. Lovelace, President and PEO

Date: July 8, 2005



By /s/ R. Marcia Gould
----------------------------------
R. Marcia Gould, Treasurer and PFO

Date: July 8, 2005